Warrants	12 Months Ended
Dec. 31, 2025
Warrants
Warrants

9.Warrants

Warrants have been issued as part of equity financings and include compensation to agents and brokers of the Company. Pre-Funded Warrants are listed separately on the consolidated statement of financial position and on the consolidated statement of changes in shareholders’ equity and are excluded from the tables below.

The following is a summary of changes in warrants:

	Year ended,		Year ended,
	December 31, 2025		December 31, 2024
	Number of	Weighted average	Number of	Weighted average
	warrants	exercise price	warrants	exercise price
Outstanding, beginning of year	10,726,111	CA$0.53	12,346,419	CA$0.53
Exercised	(5,623,087)	CA$0.53	(1,608,214)	CA$0.52
Expired	(5,103,024)	CA$0.53	(12,094)	CA$0.40
Outstanding, end of year	—	—	10,726,111	CA$0.53